Investment Securities - Investment Securities Held-to-Maturity (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	$ 46,050	$ 44,362
Held-to-maturity securities, Unrealized Gains	51	60
Held-to-maturity securities, Unrealized Losses Other-than-Temporary	0	0
Held-to-maturity securities, Unrealized Losses Other	(1,137)	(699)
Held-to-maturity securities, Fair Value	44,964	43,723
U.S. Treasury and Agencies [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	5,102	5,181
Held-to-maturity securities, Unrealized Gains	2	5
Held-to-maturity securities, Unrealized Losses Other-than-Temporary	0	0
Held-to-maturity securities, Unrealized Losses Other	(143)	(120)
Held-to-maturity securities, Fair Value	4,961	5,066
Residential Mortgage-Backed Securities [Member] | Agency [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	40,920	39,150
Held-to-maturity securities, Unrealized Gains	45	48
Held-to-maturity securities, Unrealized Losses Other-than-Temporary	0	0
Held-to-maturity securities, Unrealized Losses Other	(994)	(579)
Held-to-maturity securities, Fair Value	39,971	38,619
Asset-Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	5
Held-to-maturity securities, Fair Value	8
Asset-Backed Securities [Member] | Collateralized Loan Obligations [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Unrealized Gains	1	4
Held-to-maturity securities, Unrealized Losses Other-than-Temporary	0	0
Held-to-maturity securities, Fair Value	1	4
Asset-Backed Securities [Member] | Other Asset-Backed Securities [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	5	6
Held-to-maturity securities, Unrealized Gains	2	2
Held-to-maturity securities, Unrealized Losses Other-than-Temporary	0	0
Held-to-maturity securities, Fair Value	7	8
Obligations of State and Political Subdivisions [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	6	6
Held-to-maturity securities, Unrealized Gains	1	1
Held-to-maturity securities, Unrealized Losses Other-than-Temporary	0	0
Held-to-maturity securities, Fair Value	7	7
Obligations of Foreign Governments [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	9	7
Held-to-maturity securities, Unrealized Losses Other-than-Temporary	0	0
Held-to-maturity securities, Fair Value	9	7
Other [Member]
Schedule of Held-to-maturity Securities [Line Items]
Held-to-maturity securities, Amortized Cost	8	12
Held-to-maturity securities, Unrealized Losses Other-than-Temporary	0	0
Held-to-maturity securities, Fair Value	$ 8	$ 12